Subsequent events (Details) $ in Thousands		12 Months Ended
	Apr. 26, 2024 USD ($) hectare	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [Line Items]
Gain (loss) from disposal		$ 6,334	$ 0	$ 0
Other disposals of assets | La Pecuaria
Disclosure of non-adjusting events after reporting period [Line Items]
Number of hectares farm | hectare	3,177
Consideration paid (received)	$ (20,700)
Gain (loss) from disposal	$ 5,700